Cash and Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2022
Cash And Cash Equivalents
SCHEDULE OF CASH AND CASH EQUIVALENT	Cash and cash equivalents consist of the following:
	31 March 2022	31 March 2021
	$	$
Cash at bank and in hand:

GBP	2,400,817	4,344,740
USD	299,907	2,544,589

	2,700,724	6,889,329